Investment Objectives and Goals	Aug. 05, 2025
Leverage Shares 2x Capped Accelerated COIN Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2x Capped Accelerated COIN Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Leverage Shares 2x Capped Accelerated COIN Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Coinbase Global Inc. (“COIN” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2x Capped Accelerated MSTR Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Leverage Shares 2x Capped Accelerated MSTR Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of MicroStrategy Incorporated (“MSTR” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2x Capped Accelerated NVDA Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Leverage Shares 2x Capped Accelerated NVDA Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of NVIDIA Corporation (“NVDA” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2x Capped Accelerated PLTR Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Leverage Shares 2x Capped Accelerated PLTR Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Palantir Technologies Inc. (“PLTR” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2x Capped Accelerated TSLA Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Leverage Shares 2x Capped Accelerated TSLA Monthly ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide approximately twice (2x) the positive share price return of Tesla, Inc. (“TSLA” or the “Underlying Stock”) up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Stock, over each full calendar month.